Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 1,629,512		$ 45,156
Total current assets	3,201,020		45,156
Total assets	405,829,632		495,307
Current liabilities:
Accounts payable	57,296		28,499
Total current liabilities	3,390,110		475,942
Preferred stock warrant liability	30,983,070
Total liabilities	48,460,680		475,942
Redeemable convertible preferred stock	352,368,950
Stockholders' deficit:
Additional paid-in capital	14,782,879		23,994
Accumulated deficit	(9,784,384)		(5,635)
Total stockholders' deficit	5,000,002	$ 5,000,002	19,365	$ 0
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	405,829,632		495,307
Benson Hill, Inc
Current assets:
Cash and cash equivalents	12,992,000		9,743,000		$ 5,718,000		$ 2,616,000	$ 2,989,000	$ 1,377,000
Marketable securities	29,634,000		100,334,000				8,315,000
Accounts receivable, net	22,444,000		14,271,000				15,097,000
Inventories, net	12,977,000		13,040,000				7,169,000
Prepaid expenses and other current assets	7,581,000		3,061,000				2,546,000
Total current assets	85,628,000		140,449,000				35,743,000
Property and equipment, net	52,479,000		31,624,000				26,125,000
Right of Use asset, net	32,747,000		34,117,000				2,584,000
Goodwill and intangible assets, net	23,477,000		24,083,000				30,772,000
Other assets	3,975,000		1,512,000				1,512,000
Total assets	198,306,000		231,785,000				96,736,000
Current liabilities:
Accounts payable	22,642,000		16,128,000
Revolving line of credit	2,970,000
Current lease liability	2,029,000		1,627,000
Current maturities of long-term debt	7,767,000		5,466,000				2,363,000
Accrued expenses and other liabilities	15,616,000		12,315,000				7,662,000
Total current liabilities	51,024,000		35,536,000
Long-term debt	21,096,000		24,344,000				13,927,000
Long-term lease liability	33,553,000		33,982,000
Preferred stock warrant liability	7,960,000		5,241,000
Total liabilities	113,633,000		99,103,000
Redeemable convertible preferred stock	287,308,000		287,323,000				134,567,000
Stockholders' deficit:
Common stock, $0.001 par value, 128,467 and 82,798 shares authorized, 5,798 and 5,568 shares issued and outstanding at December 31, 2020 and 2019, respectively	7,000		6,000
Additional paid-in capital	1,849,000
Accumulated deficit	(204,089,000)		(154,322,000)
Accumulated other comprehensive loss	(402,000)		(325,000)
Total stockholders' deficit	(202,635,000)	$ (176,462,000)	(154,641,000)		$ (106,819,000)	$ (94,655,000)	$ (82,869,000)	$ (40,029,000)	$ (20,667,000)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 198,306,000		$ 231,785,000